Share-Based Compensation - Restricted Stock Units Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Time Based RSU
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	0
Granted (in shares)	3,185,000
Vested (in shares)	(2,000)
Cancelled/forfeited (in shares)	(28,000)
Ending balance (in shares)	3,155,000	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance, weighted average fair value (usd per share)	$ 0
Granted, weighted average fair value (usd per share)	3.51
Vested, weighted average fair value (usd per share)	3.45
Cancelled/forfeited, weighted average fair value (usd per share)	3.43
Ending balance, weighted average fair value (usd per share)	$ 3.51	$ 0
Market Based RSU
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	0
Granted (in shares)	3,930,000	0
Vested (in shares)	0
Cancelled/forfeited (in shares)	0
Ending balance (in shares)	3,930,000	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance, weighted average fair value (usd per share)	$ 0
Granted, weighted average fair value (usd per share)	1.69
Vested, weighted average fair value (usd per share)	0
Cancelled/forfeited, weighted average fair value (usd per share)
Ending balance, weighted average fair value (usd per share)	$ 1.69	$ 0